Financial results (Tables)	12 Months Ended
Dec. 31, 2023
Financial results
Schedule of financial results

	Year Ended December 31,
	2023	2022	2021
Financial income
Interest on tuition fees paid in arrears	24,079	26,545	17,456
Financial investment yield	32,801	31,392	23,982
Foreign exchange gain	2,912	5,870	3,817
Other	1,178	759	265
Total	60,970	64,566	45,520

Financial expenses
Interest on accounts payable from acquisition of subsidiaries	(40,303)	(40,069)	(40,405)
Interest on lease	(33,858)	(28,246)	(16,008)
Interest on loans and financing	(264,313)	(165,881)	(8,642)
Foreign exchange loss	(3,960)	(7,481)	(1,711)
Other	(24,111)	(22,760)	(8,113)
Total	(366,545)	(264,437)	(74,879)

Financial results	(305,575)	(199,871)	(29,359)